Other Income - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)
Australia [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity	$ 408,000	$ 635	$ 908,000	$ 1,353	$ 0